Taxation - Schedule of Current and Deferred Portion of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Current and Deferred Portion of Income Tax Expense [Abstract]
Current income tax expense
Deferred income tax expense
Total income tax expense